Notes to the statement of financial position - Trade receivables, other financial assets narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Derivative financial assets	€ 2,964	€ 2,826
Current derivative financial assets	757	1,599
Non-current derivative financial assets	2,207	1,227
Interest Rate Cap
Disclosure of financial assets [line items]
Derivative financial assets	2,207	1,022
Commodity Derivative
Disclosure of financial assets [line items]
Derivative financial assets	198	1,328
Current derivative financial assets	198	1,328
Non-current derivative financial assets	0	0
Foreign Currency
Disclosure of financial assets [line items]
Current derivative financial assets	€ 559	€ 271